TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
TRADE AND OTHER PAYABLES
Schedule of trade and other payables

	2024	2025
Trade payables	15,336	16,184
Other payables	454	648
Total trade and other payables	15,790	16,832

Schedule of trade payables

	2024	2025
Related parties
Radio frequency usage charges, concession fees, and Universal Service Obligation (“USO”) charges	2,631	2,484
Purchases of equipments, materials, and services	382	340
Payables to other telecommunication providers	248	234
Sub-total	3,261	3,058
Third parties
Purchases of equipments, materials, and services	9,725	10,003
Payables to other telecommunication providers	2,350	3,123
Sub-total	12,075	13,126
Total	15,336	16,184

Schedule of trade payables by currency

	2024	2025
Rupiah	13,217	13,476
U.S. Dollar	2,059	2,657
Others	60	51
Total	15,336	16,184

Schedule of supplier finance arrangements

	2024	2025
Liabilities under supplier finance arrangement	475	353
Total amount of which the supplier has received payment from finance provider	473	353
Range of payment due dates	1 - 3 month	1 - 3 month